Other Assets - Summary of Other Assets (Detail) - Increase (decrease) due to application of IFRS 15 [member] - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other assets [line items]
Other assets	¥ 4,840	¥ 3,349
Contract costs [member]
Disclosure of other assets [line items]
Other assets	1,287
Installation fees [member]
Disclosure of other assets [line items]
Other assets	124	228
Other long-term prepaid expenses [member]
Disclosure of other assets [line items]
Other assets	¥ 3,429	¥ 3,121